Income Tax (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Gross beginning balance	$ 2,079,166	$ 783,382
Gross increase to tax positions in the current period	(595,421)	1,295,784	$ 783,382
Gross increase to tax position in the prior period
Gross decrease to tax position in the prior period
Lapse of statute limitations
Gross ending balance	$ 1,483,745	$ 2,079,166	$ 783,382